Total
State Farm Balanced Fund
STATE FARM BALANCED FUND (STFBX) FUND SUMMARY
Investment Objective
State Farm Balanced Fund (the “Fund” or the “Balanced Fund”) seeks long-term growth of capital while providing some current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	State Farm Balanced Fund State Farm Balanced Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Redemption fee (as a percentage of amount redeemed)	none
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Balanced Fund State Farm Balanced Fund
Management Fee	0.11%
Other expenses	0.07%	[1]
Total annual fund operating expenses	0.18%
Fee Waivers and Reimbursements	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.14%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.14% until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Expense Example	1 year	3 years	5 years	10 years
State Farm Balanced Fund | State Farm Balanced Fund | USD ($)	14	45	89	217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the predecessor’s fund’s portfolio turnover rate was 3% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year. For more information regarding the predecessor fund, please see the discussion under Performance Information.
The Fund is the successor to the State Farm Balanced Fund, a series of the State Farm Associates’ Funds Trust (the “Balanced Predecessor Fund”) and has adopted its portfolio turnover over rate. More information about the Balanced Predecessor Fund can be found in Performance Information.

Principal Investment Strategy
The Fund invests in common stocks and bonds in varying proportions. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund has selected Northern Trust Investments, Inc. (“NTI” or the
“Sub-Adviser”)
as
sub-adviser
to the Fund.
Under normal market conditions, the Fund invests approximately 65% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The
Sub-Adviser
believes this allocation is appropriate for investors seeking the Fund’s balanced approach to equity and fixed income exposures. The
Sub-Adviser
chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of companies in which the Fund may invest, ordinarily most of the Fund’s common stock investments include but are not limited to large capitalization (unadjusted market cap of $9.8 billion or greater) and mid-capitalization
(unadjusted market cap of $3.2 billion to $9.8 billion) equity securities as defined by S&P Dow Jones Indices at the time of investment. The S&P Dow Jones Indices market capitalizations noted above are as of February 26, 2021.
While the Fund seeks to maintain sector weights within 3% to 5% of each sector’s weight in the S&P 500 Index, the Fund’s benchmark index, in making investment decisions on specific common stocks, the
Sub-Adviser
uses statistical modeling and research and looks for companies with one or more of the following characteristics:

•	Strong profitability within their sector (quality).

•	Strong cash flows within their sector (quality).

•	Strong management efficiency (quality).

•	The ability to lower the volatility of the Fund (lower volatility).
In assessing strong management efficiency (quality), NTI uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, NTI applies the proprietary quality score, which focuses on companies that are judicious users of capital and that do not exhibit excessive capital deployment. NTI then optimizes the remaining universe of securities for the appropriate quality and diversification goals. NTI also performs a risk management analysis in which risk exposures are measured and managed at the security, sector and portfolio levels.
Under normal market conditions, the Fund invests approximately 35% and at least 25% of its total assets in a representative sample of fixed income securities in the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index (the “Index”). The Fund will buy and sell fixed income securities with the goal of achieving an overall duration and total return similar to that of the Index. The term “duration” means a measure of the sensitivity of market value to a change in interest rates. It is typically stated in years and represents the approximate percentage change in market value associated with a 100 basis point (1.00%) change in interest rates. As of December 31, 2020, the duration of the Index was 4.12 years. The duration measurement pertains only to the fixed income portion of the Fund’s portfolio.
The Fund’s investments in fixed income securities are passively managed. The Fund’s
Sub-Adviser
attempts to replicate the investment composition and performance of the Index by using computer programs and statistical procedures.
In general, the
Sub-Adviser
employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the
Sub-Adviser
may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility). The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

Principal Investment Risks
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
Management Risk.
The assessment by the Fund’s investment
Sub-Adviser
of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the
Sub-Adviser
in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.
Market Risk.
The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including
COVID-19),
epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.
Tracking Risk
. The Fund’s
Sub-Adviser
invests in fixed income securities to try to duplicate the investment composition and performance of the Bloomberg Barclays Index. There is a risk that the Fund’s performance may vary substantially from the performance of the Bloomberg Barclays Index as a result of share purchases and redemptions, transaction costs, expenses and other factors.
Liquidity Risk.
The
Sub-Adviser
to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
Long-term Ownership Strategy Risk.
The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.
Tax Risk.
The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account
(such as an IRA), buying shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.
Large Cap Risk.
The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized
companies.
Mid Cap Stock Risk
. The risk that stocks of
mid-sized
companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally the smaller the company size, the greater the risk.
Interest Rate Risk.
The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.
Prepayment (or Call) Risk
. The risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV.
U.S. Government Securities Risk
. The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States.

Credit (or Default) Risk.
The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.
Debt Extension Risk
. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease.
Inflation Risk.
The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
Income Risk.
The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.
Valuation Risk
. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Fund’s investments involves subjective judgment. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Stock Index Futures Risk.
The risk arising from the Fund’s use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment sub-adviser
to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Performance Information
The following bar chart and table illustrate certain risks of investing in the Fund. The Fund is the successor to the Balanced Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Balanced Fund into the Fund on July 26, 2021. The performance provided in the bar chart and table is that of the Balanced Predecessor Fund. The bar chart shows the changes in the Balanced Predecessor Fund’s returns year by year. The table compares the Balanced Predecessor Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Balanced Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Balanced Fund is available at www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling
866-342-2418
(toll free) or
312-557-7940
.

The Balanced Predecessor Fund’s best and worst quarters during the last 10 years were as follows:

Best Quarter:	2Q 2020	12.46%
Worst Quarter	1Q 2020	(13.30)%

Average Annual Total Returns for the Periods Ended December 31, 2020
The following table shows certain Average Annual Total Returns on an investment in the Balanced Predecessor Fund compared to market indices for the
1-,
5-
and
10-year
periods ended December 31, 2020. The
after-tax
returns are intended to show the impact of assumed federal income taxes on an investment in the Balanced Predecessor Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period.
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown, and after-tax
returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Average Annual Total Returns - State Farm Balanced Fund	1 Year	5 Year	10 Year
State Farm Balanced Fund	13.66%	10.19%	8.32%
State Farm Balanced Fund | Return After Taxes on Distributions	12.75%	9.25%	7.23%
State Farm Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares	8.45%	7.78%	6.37%
S&P 500® Index (reflects no deduction for expenses or taxes)	18.33%	15.19%	13.86%
Barclays Intermediate Gov/Credit Index (reflects no deduction for expenses or taxes)	6.43%	3.64%	3.11%